COMMITMENTS AND CONTINGENCY - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
Commitment and Contingencies [Line Items]
Severance Costs	$ 500,000	¥ 3,300,000
Office Leases [Member]
Commitment and Contingencies [Line Items]
Operating Leases, Rent Expense	$ 387,308	¥ 2,659,570	¥ 28,596,809	¥ 1,664,128